Document and Entity Information	Feb. 14, 2022
Cover [Abstract]
Entity Registrant Name	WYNN RESORTS LTD
Amendment Flag	false
Entity Central Index Key	0001174922
Document Type	8-K
Document Period End Date	Feb. 14, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-50028
Entity Tax Identification Number	46-0484987
Entity Address, Address Line One	3131 Las Vegas Boulevard South
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89109
City Area Code	(708)
Local Phone Number	770-7555
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	WYNN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false